Cover	12 Months Ended
Dec. 31, 2022 shares
Entity Addresses [Line Items]
Document Type	20-F/A
Amendment Flag	true
Amendment Description	PetroChina Company Limited (the "Company") is filing this Amendment No. 1 on Form 20-F (this "Amendment No. 1") to its annual report on Form 20-F for the fiscal year ended December 31, 2022, filed with the U.S. Securities and Exchange Commission (the "SEC") on April 28, 2023 (the "Original Filing"), to address certain comments from the Staff of the SEC in relation to the Original Filing. Accordingly, we are restating in their entirety the Item 16I of the Original Filing.
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2022
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Current Fiscal Year End Date	--12-31
Entity File Number	1-15006
Entity Registrant Name	PETROCHINA CO LTD
Entity Central Index Key	0001108329
Entity Incorporation, State or Country Code	F4
Entity Address, Address Line One	9 Dongzhimen North Street
Entity Address, City or Town	Dongcheng District
Entity Address, Country	CN
Entity Address, Postal Zip Code	100007
Local Phone Number	(Address of principal executive offices)
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Contact Personnel Email Address	zhouyunpeng@petrochina.com.cn
ICFR Auditor Attestation Flag	true
A Shares [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	161,922,077,818
H Shares [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	21,098,900,000
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	9 Dongzhimen North Street
Entity Address, City or Town	Dongcheng District
Entity Address, Country	CN
Entity Address, Postal Zip Code	100007
City Area Code	8610
Local Phone Number	59982622
Contact Personnel Name	WANG Hua
Contact Personnel Fax Number	(8610) 62099557